PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES AND OTHER RECEIVABLES
Schedule of prepaid expenses and other receivables

	December 31,
	2021	2020
	U.S. dollars in thousands
Advance to suppliers	632	2,543
Government institutions	847	634
Prepaid expenses and others	3,182	2,344
	4,661	5,521